Commitments and Contingencies - Additional Information (Details)		3 Months Ended
	May 28, 2021 USD ($) $ / shares shares	May 28, 2021 USD ($) $ / shares shares
Other Commitments [Line Items]
Payment of underwriter discount	$ 13,173,461
Over-Allotment Option [Member]
Other Commitments [Line Items]
Overallotment Option Vesting Period		45 days
Common stock shares subscribed but not issued | shares	3,000,000	3,000,000
Underwriter discount per unit | $ / shares	$ 0.20
Payment of underwriter discount	$ 4,600,000
Deferred underwriting fee payable per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 8,050,000	$ 8,050,000
Over-Allotment Option [Member] | Common Class A [Member]
Other Commitments [Line Items]
Stock shares issued during the period new issues | shares	3,000,000